Statutory Reserves And Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Text Block Supplement [Abstract]
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund	10.00%	10.00%
Annual after-tax profit to the general reserve, percentage	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	¥ 18,352	$ 2,813	¥ 12,059
Restricted net assets	¥ 196,090	$ 30,052	¥ 21,723